Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Schedule of Financial Data Regarding Segment

Presented below are financial data regarding the segment:

	2023	2022
	NIS in thousands
Loss from investment in XTL	22	174
Loss from investment in Cavnox	965	-
Gain from investment in Fore	(322)	-
	665	174

	2023	2022
	NIS in thousands
Fair value of the investment in XTL	134	156
Fair value of the investment in Cavnox	-	965
Fair value of the investment in Fore	1,922	1,600
	2,056	2,721

Schedule of Operating Segments

Reconciliation of operating segment data include addition of assets and liabilities which were not attributed to segments.

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2023
External revenue	355,553	-	-	355,553
Segment profit (loss)	44,460	(665)	-	43,795

General and administrative expenses not attributable to segments				(38,224)
Other expenses, net				(47,138)
Operating Loss				(41,567)

Segment assets	755,209	2,056	29,349	786,614
Segment liabilities	392,381	-	(62,829)	329,552

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2022
External revenue	388,684	-	-	388,684
Segment profit (loss)	68,552	(174)	-	68,378

General and administrative expenses not attributable to segments				(15,623)
Other expenses, net				(2,128)
Operating Profit				50,627

Segment assets	886,184	2,770	69,053	958,007
Segment liabilities	526,285	-	(89,755)	436,530

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2021
External revenue	219,677	-	-	219,677
Segment profit (loss)	44,646	(1,868)	-	42,778

General and administrative expenses not attributable to segments				(11,620)
Other expenses, net				(2,971)
Operating Profit				28,187

Segment assets	551,435	2,895	131,994	686,324
Segment liabilities	132,562	-	94,571	227,133